Issued Share Capital and Other Reserves - Additional Information (Details) € / shares in Units, $ / shares in Units, $ in Millions												1 Months Ended			12 Months Ended
	Apr. 03, 2018 EUR (€)	Feb. 16, 2018 Beneficiary_Certificate	Dec. 29, 2017 USD ($) shares	Dec. 15, 2017 USD ($)	Jul. 13, 2017 EUR (€) shares	Jul. 13, 2017 $ / shares	Oct. 17, 2016 EUR (€) shares	Oct. 17, 2016 $ / shares	Jan. 17, 2014 EUR (€) shares	Dec. 19, 2013 EUR (€) shares	Nov. 13, 2012 EUR (€) shares	Jan. 31, 2018 USD ($) shares	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2018 EUR (€) Beneficiary_Certificate € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 € / shares shares	Dec. 31, 2018 USD ($) Beneficiary_Certificate shares	Mar. 07, 2018 shares	Jan. 01, 2018 shares	Dec. 15, 2017 EUR (€) shares	Nov. 20, 2013 shares
Disclosure Of Classes Of Share Capital [Line Items]
Authorized and subscribed shares | shares															403,032,520	403,001,760	403,001,760	403,032,520
Authorized and subscribed shares, par value | € / shares															€ 0.000625	€ 0.000625	€ 0.000625
Ordinary shares issued | shares			1,754,960								4,204,120	9,431,960								9,431,960	4,800,000	8,233,160
Gross proceeds from issuance of ordinary shares											€ 79,000,000
Transaction costs incurred											€ 3,000,000
Contingent options recognized as derivative liability													€ 31,000,000	€ 39,000,000
Long term investments															€ 1,646,000,000	€ 910,000,000
Convertible notes exchanged principal amount | $			$ 110	$ 301								$ 628
Number of beneficiary certificates issued per share | Beneficiary_Certificate		10
Number of beneficiary certificates held by founders | Beneficiary_Certificate															364,785,640			364,785,640
Convertible notes	€ 1,100,000,000
Dividends recognised as distributions to owners															€ 0
Number of ordinary shares repurchased | shares															6,427,271	0	0
Number of treasury shares reissued | shares															3,382,312	0	0
Number of ordinary shares held as treasury shares | shares															3,044,959	0		3,044,959
Spotify Netherlands B.V.
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued | shares																			5,740,000
Certain Members of Key Management
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from warrants issued							€ 27,000,000
Number of ordinary shares that can be acquired from warrants issued | shares							5,120,000
Excercise price of each warrant | $ / shares								$ 50.61
Exercise price of each warrant to fair market value of ordinary shares on date of issuance							120.00%
Warrants expiry date															Oct. 17, 2019
Employee and Member of Management of Group
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from warrants issued					€ 9,000,000
Number of ordinary shares that can be acquired from warrants issued | shares					1,600,000
Excercise price of each warrant | $ / shares						$ 89.73
Exercise price of each warrant to fair market value of ordinary shares on date of issuance					130.00%
Warrants expiry															2020-07
TME
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued | shares																					8,552,440
Long term investments																					€ 910,000,000
Transfer restrictions period															3 years
First Closing
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued | shares										5,584,160
Gross proceeds from issuance of ordinary shares										€ 123,000,000
Transaction costs incurred										€ 2,000,000
Second Closing
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued | shares									2,649,000
Gross proceeds from issuance of ordinary shares									€ 58,000,000
April 17, June 9, and July 15, 2015
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued | shares															9,484,880			9,484,880
Gross proceeds from issuance of ordinary shares															€ 479,000,000
Transaction costs incurred															5,000,000
Contingent options recognized as derivative liability															€ 87,000,000
December 15 and 29, 2017 | Convertible Notes
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued | shares															6,554,960			6,554,960
Debt principal amount | $																		$ 411
Accrued interest | $																		$ 37
Number of Ordinary Shares Outstanding
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid | shares															183,901,040	167,258,400	149,924,000	183,901,040
Number of ordinary shares repurchased | shares															6,427,271
Other Paid in Capital | December 15 and 29, 2017 | Convertible Notes
Disclosure Of Classes Of Share Capital [Line Items]
Convertible notes															€ 1,100,000,000